Equity instruments	12 Months Ended
Dec. 31, 2019
Equity Instruments Abstract
Equity instruments
Equity instruments
a) Breakdown
The detail, by classification and type, of Equity instruments in the consolidated balance sheets is as follows:

Million euros
	2019	2018*	2017
Classification:
Financial assets held for trading	12,437	8,938	21,353
Non-trading financial assets mandatorily at fair value through profit or loss	3,350	3,260
Financial assets designated at fair value through profit or loss			933
Financial assets designated at fair value through other comprehensive income	2,863	2,671
Financial assets available-for-sale			4,790
	18,650	14,869	27,076
Type:
Shares of Spanish companies	3,711	3,448	4,199
Shares of foreign companies	12,682	9,107	20,448
Investment fund shares	2,257	2,314	2,429
	18,650	14,869	27,076
* See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
Note 29 contains a detail of the Other comprehensive income, recognised in equity, on Financial assets designated at fair value through other comprehensive income (IFRS 9) and Financial assets available-for-sale, and also the related impairment losses (IAS 39).
b) Changes
The changes in Financial assets at fair value through other comprehensive income (IFRS 9), and Financial assets available-for-sale (IAS 39) were as follows:

Million euros
	2019	2018*	2017
Balance at beginning of the year	2,671	3,169	5,487
Net additions (disposals)	221	(324)	(331)
Valuation adjustment and other items	(29)	(174)	(366)
Balance at end of year	2,863	2,671	4,790

*	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).
c) Notifications of acquisitions of investments
The notifications of the acquisitions and disposals of holdings in investees made by the Bank in 2019, in compliance with Article 155 of the Spanish Limited Liability Companies Law and Article 125 of Spanish Securities Market Law 24/1998, are listed in Appendix IV.